14. FINANCIAL INSTRUMENTS (Details 5) - Foreign exchange risk [member] R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
UNITED STATES [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 48,679
Risk	Dollar
UNITED STATES [member] | Gross exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ (3,876,521)
Risk	Dollar
UNITED STATES [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 3,992,200
Risk	Dollar
Euro [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 10,138
Risk	Euro
Probable scenario [member] | UNITED STATES [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	R$ 3,164	[1]
Probable scenario [member] | UNITED STATES [member] | Gross exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(251,974)	[1]
Probable scenario [member] | UNITED STATES [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	259,493
Probable scenario [member] | Euro [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	89	[1]
Scenario 1 [member] | UNITED STATES [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	63,242
Scenario 1 [member] | UNITED STATES [member] | Gross exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(5,036,279)
Scenario 1 [member] | UNITED STATES [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	5,186,566
Scenario 1 [member] | Euro [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	16,165
Scenario 2 [member] | UNITED STATES [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	126,486
Scenario 2 [member] | UNITED STATES [member] | Gross exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(10,072,558)
Scenario 2 [member] | UNITED STATES [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	10,373,133
Scenario 2 [member] | Euro [member] | Net exchange position [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	32,330
Exchange rate swap dollar x euro [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 40,697
Risk	Dollar
Exchange rate swap dollar x euro [member] | Probable scenario [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	R$ 5,264	[1]
Exchange rate swap dollar x euro [member] | Scenario 1 [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	50,134
Exchange rate swap dollar x euro [member] | Scenario 2 [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	78,337
Exchange rate swap CDI x dollar [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ (67,000)
Risk	Dollar
Exchange rate swap CDI x dollar [member] | Probable scenario [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	R$ (4,355)	[1]
Exchange rate swap CDI x dollar [member] | Scenario 1 [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(87,045)
Exchange rate swap CDI x dollar [member] | Scenario 2 [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	R$ (174,089)

[1]	The probable scenarios were calculated considering the following variations for risks: Real x Dollar - devaluation of the Real by 1.25% / Real x Euro - devaluation of the Real by 0.14% / Euro x Dollar - appreciation of Euro by 1.20%, Source: Central Bank of Brazil and European Central Bank quotations on 1/14/2021.